Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Reconciliation of Shares Used in Computations of Basic and Diluted Net Income Per Share
Basic and diluted net income per share is based on the weighted average number of shares outstanding. A reconciliation of shares used in the computation of basic and diluted net income per share is as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Net Income
Net income attributable to IFF stockholders	$455,873	$337,302	$295,665
Less: Increase in redemption value of redeemable noncontrolling interests in excess of earnings allocated	(2,097)	(2,848)	—
Net income available to IFF stockholders	$453,776	$334,454	$295,665
Shares
Weighted average common shares outstanding (basic)(1)	111,966	87,551	79,070
Adjustment for assumed dilution(2):
Stock options and restricted stock awards	356	303	300
SPC portion of the TEUs	985	267	—
Weighted average shares assuming dilution (diluted)	113,307	88,121	79,370
Net Income per Share
Net income per share - basic	$4.05	$3.81	$3.73
Net income per share - dilutive	4.00	3.79	3.72
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(1)	For the year ended December 31, 2019 and 2018, the TEUs were assumed to be outstanding at the minimum settlement amount for weighted-average shares for basic earnings per share. See below for details.
(2)
Effect of dilutive securities includes dilution under stock plans and incremental impact of TEUs. See below for details.